Consolidated Statements of Cash Flows - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows related to operating activities
Payments to suppliers and employees (inclusive of GST)		$ (76,594,579)	$ (69,931,891)	$ (42,448,779)
Cash receipts from grant income and government incentives		4,899,439	4,155,360	3,762,716
Cash receipts from license revenue		28,848,179	0	0
Repayment of upfront license fee		(14,264,868)	0	0
Other income		33,000	46,039	199,249
Interest received		3,514,531	3,716,331	3,695,594
Income Tax paid		0	0	0
Payment for interest expenses		(40,582)	(35,545)	(30,009)
Settlement of derivative financial instrument		(1,858,859)	0	0
Net cash outflows used in operating activities		(55,463,739)	(62,049,706)	(34,821,229)
Cash flows related to investing activities
Proceeds from disposal of investments		61,584,449	50,523,621	0
Payments for plant and equipment		(92,930)	(45,769)	(29,215)
Payment for intangible		0	(225,414)	(903,154)
Acquisition of investments		(5,000,000)	(88,785,648)	(20,086,308)
Payment of security deposit		(30,000)	0	0
Net cash inflows (outflows) provided by (used in) investing activities		56,461,519	(38,533,210)	(21,018,677)
Cash flows related to financing activities
Proceeds from issue of shares	[1]	0	0	100,235,538
Share issue transaction costs payment	[1]	0	(254,455)	(4,883,467)
Principal elements of lease payments	[1]	(214,424)	(270,666)	(226,494)
Advance payment from shareholders for Entitlement Offer	[1]	0	0	54,493
Net cash inflows (outflows) provided by (used in) financing activities	[1]	(214,424)	(525,121)	95,180,070
Net increase/(decrease) in cash and cash equivalents		783,356	(101,108,037)	39,340,164
Effect of exchange rate on cash and cash equivalents		(4,519,013)	6,726,105	(967,733)
Cash and cash equivalents at the beginning of the year		67,408,215	161,790,147	123,417,716
Cash and cash equivalents at the end of the year		$ 63,672,558	$ 67,408,215	$ 161,790,147

[1]	Non-cash financing activities relate mainly to the following: Fair value movement of convertible notes disclosed in note 19 to the financial statements. Exercise of vested performance rights for no cash consideration disclosed in note 24 to the financial statements.